Disclosure of detailed information about trade and other receivables (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
GST receivables	$ 4,084	$ 12,071
Receivables	$ 4,084	$ 12,071